Acquisitions (Details Textual)	12 Months Ended							0 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended		0 Months Ended			12 Months Ended				12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Oct. 02, 2012 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Yuanbo Education [Member] USD ($)	Mar. 12, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] USD ($)	Mar. 12, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Jun. 30, 2011 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] USD ($)	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Dec. 31, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Sep. 01, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Jul. 12, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] CNY	Jul. 29, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] Scenario One [Member] CNY	Jul. 29, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] Scenario Two [Member] CNY	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] Minimum [Member]	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] Maximum [Member]	Mar. 12, 2010 Share Holder [Member]	Feb. 25, 2011 Original Shareholders In Changsha, Four Kindergardens [Member] CNY	Jan. 27, 2011 Original Shareholders In Changsha, Four Kindergardens [Member] CNY	Jun. 30, 2013 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2011 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jul. 31, 2011 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member]	Jun. 30, 2013 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] Minimum [Member] USD ($)	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] Minimum [Member] CNY	Jun. 30, 2013 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] Maximum [Member] USD ($)	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] Maximum [Member] USD ($)	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] Maximum [Member] CNY	Mar. 12, 2010 Xu Dong [Member] CNY	Jun. 30, 2011 Wentai Education [Member]	Mar. 12, 2010 Wentai Education [Member] CNY	Jun. 30, 2013 Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member] CNY	Jun. 30, 2013 Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member] USD ($)	Jun. 30, 2014 Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member] Subsequent Event [Member] Scenario One [Member] CNY	Jun. 30, 2014 Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member] Subsequent Event [Member] Scenario Two [Member] CNY	Jun. 30, 2013 Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member] Lower Boundary [Member] CNY	Jun. 30, 2014 Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member] Lower Boundary [Member] Subsequent Event [Member] Scenario One [Member] CNY	Jun. 30, 2014 Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member] Lower Boundary [Member] Subsequent Event [Member] Scenario Two [Member] CNY	Jun. 30, 2013 Acquisition of Kindergartens [Member] CNY	Oct. 02, 2012 Acquisition of Kindergartens [Member] CNY	Oct. 02, 2012 Acquisition of Jiande City Noah Kindergarten [Member] CNY
Business Combination, Acquisition Related Costs											$ 135,663	920,000
Net income (loss) attributable to the Noah Education Holdings Ltd. shareholders	2,772,449	17,015,634	(53,557,885)	(411,337,044)																																						1,521,329
Business Combination Step Acquisition Equity Interest In Acquiree Fair Value Periodic Payment													10,000,000	1,000,000	25,000,000
Obligation To Pay Capital Injection									90,000,000
Capital Reserve									60,000,000
Equity Interests Holding Percentage Period Increase Decrease								40.00%	40.00%									40.00%	70.00%
Long-term loan, Gross									9,000,000																							21,000,000		30,000,000
Equity Interests Percentage Ownership Percentage Expected To Acquire																				67.00%												67.00%
Debt Instrument Repayment Period In Years																				20 years
Amount Of Initial Deposits Paid Before Acquisition												4,200,000
Fair Value Inputs, Discount Rate	6.40%	6.40%																					6.40%	22.00%									14.10%		6.15%							6.15%
Fair Value Inputs Long Term Sustainable Growth Rates																								4.00%									3.00%
Equity Method Investment Remaining Owner Ship Percentage																									20.00%	20.00%
Derivative, Fair Value, Net						7,913,000	7,913,000
Business Acquisition Cost Of Acquired Entity Remaining Cash Paid		15,000,000																						15,000,000				0			15,000,000				2,391,000
Other Receivables				6,003,000																		8,485,000
Earnings Before Interest, Taxes, Depreciation and Amortization Year One																								6,900,000																		1,083,333
Description On Earnings Before Interest Taxes Depreciation and Amortization Year One Target																								2012 EBITDA: Target amount RMB6.9 million If actual EBITDA is less than 1.25 times target amount, payment will be adjusted to zero; If actual EBITDA is greater than 1.25 times target amount but less than 1.50 times target amount, payment will be adjusted to RMB7,170,000* [(EBITDA/7,170,000-1)-25%]/25%; If actual EBITDA is greater than 1.50 times target amount, the payment will be adjusted to RMB7,170,000+[(EBITDA/7,170,000-1)-50%]*25%*2012 net profit.
Earnings Before Interest Taxes Depreciation and Amortization Year Two																								11,300,000											4,450,000							1,083,333
Description On Earnings Before Interest Taxes Depreciation and Amortization Year Two Target																								2013 EBITDA: Target amount RMB11.3 million If actual EBITDA is less than 1.25 times target amount, payment will be adjusted to zero; If actual EBITDA is greater than 1.25 times target amount but less than 1.50 times target amount, payment will be adjusted to RMB7,830,000* [(EBITDA/11,250,000-1)-25%]/25%; If actual EBITDA is greater than 1.50 times target amount, the payment will be adjusted to RMB7,830,000*[(EBITDA/11,250,000-1)-50%]*25%*2013 net profit.											2013 EBITDA: Target amount RMB 4,450,000 If actual EBITDA is less than 1.25 times target amount, payment will be adjusted to Zero; If actual EBITDA is greater than 1.25 times target amount but less than 1.5 times target amount, payment will be adjusted to RMB4,760,000* [( EBITDA/4,450,000 -1)- 25%)]/25%; If actual EBITDA is greater than 1.50 times target amount, the payment will be adjusted to RMB4,760,000+[(EBITDA/4,450,000-1-50%)]*25%*2013 net profit.							2013 Net profit: Target amount RMB 1,083,333 If actual net profit is less than 1.25 times target amount, payment will be adjusted to Zero; If actual EBITDA is greater than 1.25 times target amount but less than 1.4 times target amount, payment will be adjusted to RMB 2,500,000*[(Net Profit/1,083,333 -1- 25%)]/15%); If actual EBITDA is greater than 1.40 times target amount, the payment will be adjusted to RMB 2,500.000.
Noncontrolling Interest, Ownership Percentage by Parent																						100.00%
Equity Method Investment, Aggregate Cost																									94,866,000
Equity Method Investment, Ownership Percentage	100.00%	100.00%			100.00%																100.00%	100.00%			80.00%																		100.00%	100.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value								36,000,000	36,000,000
Payments to Acquire Businesses, Gross										90,000,000						25,000,000	90,000,000							75,866,000	7,331,002										22,240,000
Total Cash Payment Upon Completion Of Acquisition																									79,866,000
Other receivables																								1,210,000
Business Combination, Contingent Consideration, Liability	407,339	2,500,000	7,272,337																				7,272,337		7,331,002
Earnings Before Interest Taxes Depreciation And Amortization																																			5,479,734				5,562,500	10,012,500	10,012,500
Business Combination Other Receivables Acquired																																				7,742,000
Earnings Before Interest Taxes Depreciation And Amortization Estimated Amount		5,807,164																									8,594,000	9,457,000	10,313,000	20,825,000							5,700,000	5,107,935
Business Combination Estimated Consideration Payable																																			1,004,000							2,391,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net					23,244,000
Business Acquisition Cost Of Acquired Entity Purchase Prices																					25,800,000	25,800,000		79,284,000																			14,391,000	1,500,000
Other receivables																																										2,611,000
Business Combination Estimated Net Profit																																										1,516,666
Business Combination Adjusted Level Of Net Profit																																										2,053,000
Business Combination, Contingent Consideration Arrangements, Basis for Amount																																										The estimated ten-month net profit for fiscal 2013 is over RMB1,516,666. Based on this, the estimated pay-out would be RMB2,391,000 under the fiscal 2013. Key assumption include a discount rate of 6.15% and a probability-adjusted level of net profit in DDK approximately RMB2,053,000. The actual net profit (except for Jiaxing city Nanhu District DDK Nobel Kindergarten) of RMB1,521,329 for 10-months in fiscal 2013 which is greater than 1.4 times target amount. Therefore, the fair value of the contingent consideration arrangement of RMB2,500,000 as of June 30, 2013.
Government Bond Rate																								3.71%
Percentage Of Volatility																								52.00%
Earnings Before Interest Taxes Depreciation And Amortization Year Three																																			8,010,000
Description On Earnings Before Interest Taxes Depreciation And Amortization Year Three Target																							2014 EBITDA: Target amount RMB 8,010,000 If actual EBITDA is less than 1.5 times target amount, payment will be adjusted to Zero; If actual EBITDA is greater than 1.5 times target amount but less than 1.8 times target amount, payment will be adjusted to RMB4,760,000* [(EBITDA/6,675,000 -1)- 25%)]/25%; If actual EBITDA is greater than 1.80 times target amount, the payment will be adjusted to RMB4,760,000+[(EBITDA/6,675,000-1-50%)]*25%*2014 net profit.